Guarantees and Contingent Liabilities - Other Guarantees and Contingent Liabilities (Details) $ in Millions	Dec. 31, 2023 USD ($)
Other
Guarantor Obligations [Line Items]
Collateral Held	$ 0
Carrying Amount	21
Maximum Potential Future Payments	2,696
Standby letters of credit
Guarantor Obligations [Line Items]
Collateral Held	0
Carrying Amount	20
Maximum Potential Future Payments	10,999
Third party borrowing arrangements
Guarantor Obligations [Line Items]
Collateral Held	0
Carrying Amount	0
Maximum Potential Future Payments	5
Securities lending indemnifications
Guarantor Obligations [Line Items]
Collateral Held	6,924
Carrying Amount	0
Maximum Potential Future Payments	6,679
Asset sales
Guarantor Obligations [Line Items]
Collateral Held	0
Carrying Amount	106
Maximum Potential Future Payments	10,263
Merchant processing
Guarantor Obligations [Line Items]
Collateral Held	815
Carrying Amount	71
Maximum Potential Future Payments	140,288
Tender option bond program guarantee
Guarantor Obligations [Line Items]
Collateral Held	607
Carrying Amount	0
Maximum Potential Future Payments	$ 589